Income Taxes - Reconciliations of the Reported Income Tax Expense by Applying United States federal Statutory Rate (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax benefit (expense) at the United States statutory rate		$ 24,718	$ (128,482)	$ 80,966
Permanent differences		(21,628)	(21,636)	(15,003)
State income tax benefit, net of federal tax effect		(1,154)	1,510	330
Tax effect of foreign income taxed at lower rate		34,652	71,347	10,770
Change in valuation allowance		(115,470)	(47,863)	(139,291)
Effect of tax contingencies		10,980	26,610	(32,326)
Tax credits		19,829	19,399	25,842
Withholding taxes		3,901	(26,163)	(24,459)
U.S. tax on repatriated earnings		(875)	(67,796)	(1,451)
Impairments		0	0	(36)
Sale of subsidiaries		0	139,335	0
Transition tax on unremitted earnings		(149,800)	0	0
Tax effect of rate changes	$ 82,400	82,392	0	0
Change in valuation allowance		194,794	0	0
State income tax benefit, net of federal tax effect		8,360	0	0
Other		609	(701)	(706)
Total income tax benefit (expense)		$ 91,308	$ (34,440)	$ (95,364)